PORTFOLIO MANAGERS' LETTER
EXECUTIVE INVESTORS BLUE CHIP FUND

Dear Investor:

We are pleased to present the semi-annual report for Executive Investors Blue Chip Fund for the six months ended June 30, 1997. During the period, the Fund's return on a net asset value basis was 16.8% compared to a return of 15.5% for the Lipper Growth and Income Average.

At the beginning of the year, stock market observers were anticipating either a slowdown in the economy or a series of interest rate hikes by the Federal Reserve that might slow or end the current bull market. However, the economy, as measured by the gross domestic product, expanded at an annual rate of 4.9% in the first quarter with few signs of inflation contained in the economic indicators and statistics. The outlook on inflation may keep the Federal Reserve from taking any action on interest rates over the next few months. As the main beneficiaries of the continued solid economic performance, U.S. companies posted sound earnings and profit growth. The solid profit growth achieved by many companies, coupled with expectations for continued growth, drove the stock market to record levels during the first half of 1997.

The Blue Chip Fund's performance was driven by above-average returns from major pharmaceutical companies such as Warner-Lambert, Eli Lilly, Bristol-Myers Squibb, and Smithkline Beecham. Select technology companies such as Microsoft, Sun Microsystems, and L.M. Ericsson, also contributed to the Fund's performance. Many of the household name securities held in the Fund like General Electric, Merrill Lynch, DuPont, Allstate, Procter & Gamble, Gillette and Wal-Mart, also performed well in the first half of the year. The six month performance of the Fund was held back by the performance of its holdings in select technology companies such as Seagate, Intel and Hewlett-Packard which underperformed during the period. The Fund's holdings in the electric utility sector such as FPL Group, Sierra Pacific and Duke Energy, also underperformed during the period.

The Fund will continue to take a bottom up strategy while remaining sector neutral and will maintain a long-term horizon. We will continue to focus on companies with growth opportunities selling at price to earnings multiples in a reasonable relationship to that growth. We will also continue to invest in companies that can combine the growth attributes we seek with an income stream in the form of dividends.

While we believe the economic fundamentals supporting continued solid performance of the stock market remain in place, investors in equity securities should be aware of the risks. The current bull market is in its seventh year and valuations, as determined by price to earnings multiples, are at historic highs. Substantive indications of a slowdown in the growth of profits could lead to a reduction in market values. Another cause for concern is that the Federal Reserve might raise interest rates to combat perceived inflationary pressures. Higher interest rates could hurt corporate profits, reduce valuations, and increase the attractiveness of alternative investments. In addition, the possibility of an external, unanticipated event causing a market downturn is always a risk. While these risks are real, market fundamentals appear strong and our outlook for the stock market remains positive.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Patricia D. Poitra

Patricia D. Poitra
Directors of Equities
  and Co-Portfolio Manager

/s/ Dennis T. Fitzpatrick
Dennis T. Fitzpatrick
Co-Portfolio Manager

July 28, 1997

PORTFOLIO MANAGER'S LETTER
EXECUTIVE INVESTORS HIGH YIELD FUND

Dear Investor:

We are pleased to present the semi-annual report for Executive Investors High Yield Fund for the six months ended June 30, 1997. During the period, the Fund declared dividends from net investment income of 34.2 cents per share. For the same period, the Fund's return on a net asset value basis was 4.7% per share compared to a return of 5.9% for the average of all high yield funds as measured by Lipper Analytical Services, Inc.

The first half of 1997 ended with an ideal economy: sustained, moderate growth with little inflation. Early in the year it appeared that the economy might be growing too fast as gross domestic product expanded at a 4.9% annual rate during the first quarter. Concerned by the economy's strength, the Federal Reserve raised short-term interest rates in March for the first time in over two years as an "insurance policy" in case faster growth led to higher inflation. The Federal Reserve's action subsequently appeared to be unnecessary as the economy slowed down significantly in the second quarter and consumer price inflation in fact decelerated to an annual rate of less than 2.5%.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth and low inflation ultimately provided a positive environment for investors. The markets were also buoyed by an agreement between the President and Congress to eliminate the Federal budget deficit over the next five years. Lastly, the markets benefited from substantial demand for both stocks and bonds throughout the first half of 1997.

Many of the circumstances that caused the high yield market and the Executive Investors High Yield Fund to perform well in 1996 continued through the first half of 1997. These factors include buoyant capital markets and strong equity valuations, which in turn supported credit sensitive debt securities. Indeed, the total return from the junk bond market was 5.9%, according to the Credit Suisse First Boston Index, which compares with a 2.5% return on ten-year Treasury notes. This supportive background for financial markets stimulated demand for high yield bonds. Investors with varying objectives sensed profit potential and committed large amounts of money to junk bonds. The market therefore had a voracious appetite for bonds and readily absorbed a total of $57.6 billion in new issuance by the end of June.

High yield issuers have generally benefited from the benign economic environment. We have seen many companies carry out bold strategies for growth and operating improvement, aided by capital available at comparatively low cost. Financial flexibility afforded to companies is illustrated by the fact that the amount of extra yield earned on low rated (riskier) bonds continues to decline relative to their more highly rated peers. For example, according to Chase Securities, yields on B rated bonds have on average declined by .26% versus BB rated bonds. This is an obvious positive for companies coming into the market to borrow, as it bolsters precious corporate liquidity and has helped to fuel the record issuance. Consistent with this overall landscape, default rates have been low, amounting to .83% according to Merrill Lynch. None have occurred in the High Yield Fund during this period.

The Fund was affected by its slightly higher than average quality distribution. Also, its duration, or maturity schedule, is slightly shorter than some of its competitors. This is meant to protect the Fund, and has succeeded at doing so, but in the circumstances of early 1997, it caused the Fund to lag slightly. One holding, Semi-Tech Corp., encountered some business volatility, from which it and its bonds have substantially recovered. This bond continues to offer attractive return potential. The Fund is reaping rewards from investments that have succeeded and redeploying cash into issuers which are at earlier stages in their business plans. This will have the effect of linking the Fund more closely to current market conditions.

Merger and acquisition activity has been brisk, as companies have combined to achieve stronger market positions and operating improvements. The Fund has participated selectively in several such transactions that we expect will lead to credit improvement that the market will applaud. Several portfolio holdings have appreciated when they have received significant equity investments or were involved in a stock for stock merger that directly improved their credit strength.

Aware that this positive environment can change, we remain watchful for corporate and industry developments that affect the credit direction of the Fund's holdings and the relative values within our market, as well as for investment opportunities.

Investors who buy bond funds--whether for income or total return--should be aware that the value of their investment fluctuates as interest rates change. For example, a 1% increase in yield on a ten-year Treasury bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten-year Treasury bond yields have moved more than 1%. In addition, the value of a fund can fluctuate based on changes in the credit quality of the bonds which it holds. In particular, high yield funds invest in lower-rated debt obligations which are more sensitive than higher-rated investments to adverse economic changes or individual corporate developments, and thus can be subject to a higher incidence of default. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

The outlook for the financial markets continues to be positive. The economy is growing moderately, inflation is subdued and the Federal Reserve is unlikely to tolerate unsustainably fast economic growth. Demand for financial assets is likely to remain strong both here and overseas. While the sizable recent returns in some markets are not likely to continue, the factors which might cause a sustained downturn are not readily apparent. Despite this optimistic outlook, investors should keep in mind that a diversified portfolio provides the best insurance against unexpected changes in the financial markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ George V. Ganter

George V. Ganter
Vice President
  and Portfolio Manager

July 28, 1997

PORTFOLIO MANAGER'S LETTER
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND

Dear Investor:

We are pleased to present the semi-annual report for Executive Investors Insured Tax Exempt Fund for the six months ended June 30, 1997. During the period, the Fund declared dividends from net investment income of 33.6 cents per share. For the same period, the Fund's return on a net asset value basis was 2.9% which compared favorably to the average return of 2.4% for insured municipal bond funds as reported by Lipper Analytical Services, Inc.

The first half of 1997 ended with an ideal economy: sustained, moderate growth with little inflation. Early in the year it appeared that the economy might be growing too fast as gross domestic product expanded at a 4.9% annual rate during the first quarter. Concerned by the economy's strength, the Federal Reserve raised short-term interest rates in March for the first time in over two years as an "insurance policy" in case faster growth led to higher inflation. The Federal Reserve's action subsequently appeared to be unnecessary as the economy slowed down significantly in the second quarter and consumer price inflation in fact decelerated to an annual rate of less than 2.5%.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth and low inflation ultimately provided a positive environment for investors. The markets were also buoyed by an agreement between the President and Congress to eliminate the Federal budget deficit over the next five years. Lastly, the markets benefited from substantial demand for both stocks and bonds throughout the first half of 1997.

Like most of the financial markets, the municipal bond market was characterized by strong demand from investors throughout the first half of the year. Despite issuance of close to $94 billion, the market rarely had trouble distributing supply due to demand from individuals, insurance companies and non-traditional buyers of municipal bonds. The strength of this demand is best indicated by the fact that, during the first six months of 1997, long-term municipal bond prices rose while long-term Treasury bond prices fell. As a result, tax exempt bonds provided after-tax returns that significantly surpassed those on taxable bonds for most investors.

Management of the Fund focused on responding to two shifts in the market's trend during the first half of the year. As the market fell sharply during March, the Fund reduced its interest rate exposure by slightly increasing its cash position. At this time, the Fund also took advantage of the market's decline by selling bonds purchased at lower yields and replacing them with higher yielding bonds often with better call protection. When it became apparent in May that interest rates had bottomed, the Fund moved back to being fully invested. During May and June, the Fund had substantial positive returns in large part because of its holdings of non-callable bonds which have been accumulated over the past several years. The market closed the second quarter on a strong note as reinvestment demand from the relatively large June and July coupon payments propelled prices to their highest level of the year before pulling back slightly.

Investors who buy bond funds--whether for income or total return--should be aware that the value of their investment fluctuates as interest rates change. For example, a 100 basis point (or 1%) increase in yield on a ten-year Treasury bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten-year Treasury bond yields have moved more than 100 basis points. In addition, while the Fund's municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

The outlook for the financial markets continues to be positive. The economy is growing moderately, inflation is subdued and the Federal Reserve is unlikely to tolerate unsustainably fast economic growth. Demand for financial assets is likely to remain strong both here and overseas. While the sizable recent returns in some markets are not likely to continue, the factors which might cause a sustained downturn are not readily apparent. Despite this optimistic outlook, investors should keep in mind that a diversified portfolio provides the best insurance against unexpected changes in the financial markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
  and Portfolio Manager

July 28, 1997

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1997

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            COMMON STOCKS--94.6%
            BASIC MATERIALS--4.6%
      100   Aluminum Company of America                        $    7,537     $    26
      400   Du Pont (E.I.) de Nemours & Company                    25,150          86
      100   *FMC Corporation                                        7,944          27
      100   Freeport-McMoRan Copper & Gold, Inc. - Class "B"        3,112          11
      300   International Paper Company                            14,569          50
      400   James River Corporation of Virginia                    14,800          51
      500   Monsanto Company                                       21,531          74
      300   Morton International, Inc.                              9,056          31
      100   Pioneer Hi-Bred International, Inc.                     8,000          27
      200   Sigma-Aldrich Corporation                               7,012          24
      300   Weyerhauser Company                                    15,600          54
-------------------------------------------------------------------------------------
                                                                  134,311         461
-------------------------------------------------------------------------------------
            CAPITAL GOODS--12.4%
      200   AlliedSignal, Inc.                                     16,800          58
      300   Avery Dennison Corporation                             12,037          41
      200   Boeing Company                                         10,612          36
      300   Corning, Inc.                                          16,687          57
      300   Emerson Electric Company                               16,519          57
      200   Fluor Corporation                                      11,037          38
      200   Foster Wheeler Corporation                              8,100          28
    1,100   General Electric Company                               71,912         247
      500   Ingersoll-Rand Company                                 30,875         106
      200   Lockheed Martin Corporation                            20,712          71
      700   *Philip Services Corporation                           11,112          38
      500   Tenneco, Inc.                                          22,594          77
      600   Textron, Inc.                                          39,825         137
      500   Thomas & Betts Corporation                             26,281          90
      200   Tyco International Ltd.                                13,912          48
      200   United Technologies Corporation                        16,600          57
      400   *USA Waste Services, Inc.                              15,450          53
-------------------------------------------------------------------------------------
                                                                  361,065       1,239
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--4.1%
      600   A T & T Corporation                                $   21,037     $    72
      200   *AirTouch Communications, Inc.                          5,475          19
      300   Bell Atlantic Corporation                              22,762          78
      400   BellSouth Corporation                                  18,550          64
      600   GTE Corporation                                        26,325          90
      200   MCI Communications Corporation                          7,656          26
      300   SBC Communications, Inc.                               18,562          64
-------------------------------------------------------------------------------------
                                                                  120,367         413
-------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--8.3%
      200   Adidas AG (ADR) (Note 4)                               11,076          38
      300   *Costco Companies, Inc.                                 9,862          34
      600   *CUC International, Inc.                               15,487          53
      500   *Federated Department Stores, Inc.                     17,375          60
      600   Hasbro, Inc.                                           17,025          58
      500   Hilton Hotels Corporation                              13,281          46
      400   Home Depot, Inc.                                       27,575          95
      500   *Lear Corporation                                      22,187          76
      150   Masco Corporation                                       6,262          21
      200   McGraw-Hill Companies, Inc.                            11,762          40
      400   Ogden Corporation                                       8,700          30
      800   *PETsMART, Inc.                                         9,200          32
      400   *Staples, Inc.                                          9,300          32
      500   Tribune Company                                        24,031          82
      200   Unifi, Inc.                                             7,475          26
      900   Wal-Mart Stores, Inc.                                  30,431         104
-------------------------------------------------------------------------------------
                                                                  241,029         827
-------------------------------------------------------------------------------------
            CONSUMER STAPLES--12.9%
      500   Anheuser-Busch Companies, Inc.                         20,969          72
      200   Clorox Company                                         26,400          91
      500   Coca-Cola Company                                      33,750         116
      300   ConAgra, Inc.                                          19,237          66
      300   CPC International, Inc.                                27,694          95
      400   Gillette Company                                       37,900         130
    1,000   *Host Marriott Corporation                             17,812          61
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1997

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
      200   Kimberly-Clark Corporation                         $    9,950     $    34
    1,100   PepsiCo, Inc.                                          41,319         142
      300   Philip Morris Companies, Inc.                          13,312          46
      300   Procter & Gamble Company                               42,375         145
      200   Rite Aid Corporation                                    9,975          34
      213   *Safeway, Inc.                                          9,825          34
      400   *Steiner Leisure Ltd.                                  11,150          38
      300   *Tele-Communications, Inc. Liberty Media Group -
              Series "A"                                            7,125          24
      100   Unilever N.V.                                          21,800          75
      300   Walt Disney Company                                    24,075          83
-------------------------------------------------------------------------------------
                                                                  374,668       1,286
-------------------------------------------------------------------------------------
            ENERGY--9.7%
      150   Amoco Corporation                                      13,041          45
      300   Baker Hughes, Inc.                                     11,606          40
      600   Chevron Corporation                                    44,363         152
      500   Dresser Industries, Inc.                               18,625          64
      400   Exxon Corporation                                      24,600          84
       50   Kerr-McGee Corporation                                  3,169          11
      400   Mobil Corporation                                      27,950          96
      600   *Oryx Energy Company                                   12,675          43
      900   Royal Dutch Petroleum Company                          48,938         168
      200   Schlumberger Ltd.                                      25,000          86
      200   Texaco, Inc.                                           21,750          75
      200   Unocal Corporation                                      7,763          27
      500   Williams Companies, Inc.                               21,875          75
-------------------------------------------------------------------------------------
                                                                  281,355         966
-------------------------------------------------------------------------------------
            FINANCIAL--12.4%
      200   Allstate Corporation                                   14,600          50
      200   American Express Company                               14,900          51
      150   American International Group, Inc.                     22,406          77
      300   BankAmerica Corporation                                19,369          66
      400   BankBoston Corporation                                 28,825          99
      200   Chase Manhattan Corporation                            19,413          67
      400   Citicorp                                               48,225         165
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            FINANCIAL (continued)
      500   Fannie Mae                                         $   21,813     $    75
      200   First Union Corporation                                18,500          63
      400   Freddie Mac                                            13,750          47
      300   Jefferson-Pilot Corporation                            20,963          72
      200   Marshall & Ilsley Corporation                           8,125          28
      300   Merrill Lynch & Company, Inc.                          17,888          61
      300   NationsBank Corporation                                19,350          66
      400   Norwest Corporation                                    22,500          77
    1,100   The Money Store, Inc.                                  31,556         108
      100   Travelers Group, Inc                                    6,306          22
      600   USF&G Corporation                                      14,400          49
-------------------------------------------------------------------------------------
                                                                  362,889       1,243
-------------------------------------------------------------------------------------
            HEALTHCARE--13.3%
      250   Abbott Laboratories                                    16,688          57
      500   American Home Products Corporation                     38,250         131
      500   *Amgen, Inc.                                           29,063         100
      300   Baxter International, Inc.                             15,675          54
      700   Bristol-Myers Squibb Company                           56,700         194
      500   *Cardiovascular Dynamics, Inc.                          3,938          14
      300   Eli Lilly & Company                                    32,794         112
      400   Johnson & Johnson                                      25,750          88
      700   *MedPartners, Inc.                                     15,138          52
      200   Medtronic, Inc.                                        16,200          56
      500   Merck & Company, Inc.                                  51,750         177
      700   Pharmacia & Upjohn, Inc.                               24,325          83
      500   *RoTech Medical Corporation                            10,031          34
      300   SmithKline Beecham PLC - Class "A" (ADR)               27,488          94
      200   Warner-Lambert Company                                 24,850          85
-------------------------------------------------------------------------------------
                                                                  388,640       1,331
-------------------------------------------------------------------------------------
            TECHNOLOGY--15.1%
      500   *Adaptec, Inc.                                         17,375          60
      600   *Atmel Corporation                                     16,800          58
      300   *Cadence Design Systems, Inc.                          10,050          34
      300   *Cisco Systems, Inc.                                   20,138          69
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1997

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
      600   Comdisco, Inc.                                     $   15,600     $    54
      100   Eastman Kodak Company                                   7,675          26
      900   Ericsson (L.M.) Telephone Co. - Class "B" (ADR)        35,438         122
      400   First Data Corporation                                 17,575          60
      100   *Hadco Corporation                                      6,550          22
      400   Hewlett-Packard Company                                22,400          77
      200   Intel Corporation                                      28,363          97
      500   *Micron Technology, Inc.                               19,969          68
      300   *Microsoft Corporation                                 37,913         130
      500   Motorola, Inc.                                         38,000         130
      300   *Newbridge Networks Corporation                        13,050          45
      400   Nokia Corporation - Class "A" (ADR)                    29,500         101
      175   *Oracle Corporation                                     8,816          30
      200   Raytheon Company                                       10,200          35
      200   *Seagate Technology, Inc.                               7,038          24
      300   *Sterling Commerce, Inc.                                9,863          34
      700   *Sun Microsystems, Inc.                                26,053          89
      300   *Synopsys, Inc.                                        11,025          38
    1,200   *SystemSoft Corporation                                12,900          44
      200   Texas Instruments, Inc.                                16,813          58
-------------------------------------------------------------------------------------
                                                                  439,104       1,505
-------------------------------------------------------------------------------------
            TRANSPORTATION--.3%
      100   Burlington Northern Santa Fe                            8,988          31
-------------------------------------------------------------------------------------
            UTILITIES--1.5%
      300   Duke Energy Corporation                                14,381          49
      250   FPL Group, Inc.                                        11,516          39
      600   Sierra Pacific Resources                               19,200          66
-------------------------------------------------------------------------------------
                                                                   45,097         154
-------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $2,011,453)      2,757,513       9,456
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
   AMOUNT   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--3.4%
$     100M  Carolina Power & Light Co., 5.53%, 7/24/97
              (cost $99,647)                                   $   99,647     $   342
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $2,111,100)            98.0%   2,857,160       9,798
OTHER ASSETS, LESS LIABILITIES                           2.0       58,818         202
-------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $2,915,978     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1997

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           CORPORATE BONDS--90.4%
           AEROSPACE/DEFENSE--2.7%
$    200M  Howmet Corp., 10%, 2003 (Note 4)                   $   216,000     $   120
     150M  K & F Industries, Inc., 10.375%, 2004                  159,000          88
     100M  Moog, Inc., 10%, 2006                                  105,500          59
-------------------------------------------------------------------------------------
                                                                  480,500         267
-------------------------------------------------------------------------------------
           APPAREL/TEXTILES--4.1%
     300M  Pillowtex, 10%, 2006                                   317,625         177
     400M  Westpoint Stevens, Inc., 9.375%, 2005                  416,000         231
-------------------------------------------------------------------------------------
                                                                  733,625         408
-------------------------------------------------------------------------------------
           AUTOMOTIVE--.8%
     150M  Lear Seating, Inc., 11.25%, 2000                       151,125          84
-------------------------------------------------------------------------------------
           BUILDING MATERIALS--1.8%
     299M  ISP Holdings, Inc., 9.75%, 2002                        318,435         177
-------------------------------------------------------------------------------------
           CHEMICALS--4.2%
     300M  Harris Chemical North America, Inc., 10.25%, 2001      308,250         171
     400M  Rexene Corp., 11.75%, 2004                             454,000         252
-------------------------------------------------------------------------------------
                                                                  762,250         423
-------------------------------------------------------------------------------------
           CONSUMER PRODUCTS--6.0%
     300M  Commemorative Brands, Inc., 11%, 2007                  315,750         176
     300M  Herff Jones, Inc., 11%, 2005                           324,000         180
     300M  Semi-Tech Corp., 0%-11.50%, 2003                       180,750         100
     250M  Syratech Corp., 11%, 2007                              267,187         149
-------------------------------------------------------------------------------------
                                                                1,087,687         605
-------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING--2.3%
     400M  Radnor Holdings, Inc., 10%, 2003                       416,000         231
-------------------------------------------------------------------------------------
           DURABLE GOODS MANUFACTURING--1.2%
     200M  Fairfield Manufacturing, Inc., 11.375%, 2001           214,000         119
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT--3.8%
$    200M  Amphenol Corp., 9.875%, 2007                       $   206,000     $   115
     350M  Essex Group, Inc., 10%, 2003                           367,500         204
     100M  Thermadyne Holdings Corp., 10.75%, 2003                103,125          57
-------------------------------------------------------------------------------------
                                                                  676,625         376
-------------------------------------------------------------------------------------
           ENERGY--7.4%
     300M  Falcon Drilling Co., Inc., 12.50%, 2005                333,000         185
     400M  Giant Industries, Inc., 9.75%, 2003                    413,000         230
     250M  Maxus Energy Corp., 11.50%, 2015                       262,187         146
     300M  United Meridian Corp., 10.375%, 2005                   327,000         182
-------------------------------------------------------------------------------------
                                                                1,335,187         743
-------------------------------------------------------------------------------------
           FINANCIAL SERVICES--.6%
     100M  Terra Nova Holdings, PLC, 10.75%, 2005                 111,250          62
-------------------------------------------------------------------------------------
           FOOD/BEVERAGE/TOBACCO--1.9%
     300M  Van de Kamps, Inc., 12%, 2005                          336,000         187
-------------------------------------------------------------------------------------
           GAMING/LODGING--2.9%
     250M  Casino America, Inc., 12.50%, 2003                     260,938         145
     250M  Grand Casinos, Inc., 10.125%, 2003                     258,750         144
-------------------------------------------------------------------------------------
                                                                  519,688         289
-------------------------------------------------------------------------------------
           HEALTHCARE--3.0%
     200M  Dade International, Inc., 11.125%, 2006                222,500         124
     300M  Tenet Healthcare Corp., 10.125%, 2005                  327,000         182
-------------------------------------------------------------------------------------
                                                                  549,500         306
-------------------------------------------------------------------------------------
           MEDIA/CABLE TELEVISION--15.0%
     500M  Bell Cablemedia, PLC, 0%-11.95%, 2004                  454,375         253
     650M  Echostar Communications Corp., 0%-12.875%, 2004        546,000         304
     300M  Garden State Newspapers, Inc., 12%, 2004               333,000         185
     300M  Grupo Televisa, S.A., 11.875%, 2006                    339,000         189
     300M  Outdoor Systems, Inc., 8.875%, 2007 (Note 4)           291,000         162
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1997

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           MEDIA/CABLE TELEVISION (continued)
$    300M  Rogers Cablesystems, Inc., 10%, 2005               $   325,500     $   181
     400M  TCI Satellite Entertainment, Inc., 10.875%, 2007
             (Note 4)                                             401,000         223
-------------------------------------------------------------------------------------
                                                                2,689,875       1,497
-------------------------------------------------------------------------------------
           MINING/METALS--10.6%
     274M  Carbide/Graphite Group, Inc., 11.50%, 2003             300,030         167
     400M  Euramax International, PLC, 11.25%, 2006               430,000         239
     200M  Gulf States Steel Inc., 13.50%, 2003                   201,000         112
     240M  UCAR Global Enterprises, Inc., 12%, 2005               271,350         151
     300M  Wells Aluminum Corp., 10.125%, 2005 (Note 4)           310,500         173
     400M  Wheeling-Pittsburgh Steel Corp., 9.375%, 2003          388,000         216
-------------------------------------------------------------------------------------
                                                                1,900,880       1,058
-------------------------------------------------------------------------------------
           MISCELLANEOUS--2.5%
     100M  Allied Waste, North America, 10.25%, 2006 (Note
             4)                                                   107,250          60
     350M  Kindercare Learning Centers, Inc., 9.50%, 2009         339,938         189
-------------------------------------------------------------------------------------
                                                                  447,188         249
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--5.8%
     300M  Gaylord Container Corp., 11.50%, 2001                  313,500         174
     350M  Riverwood International, 10.25%, 2006                  345,188         192
     350M  S.D. Warren Co., Inc., 12%, 2004                       390,250         217
-------------------------------------------------------------------------------------
                                                                1,048,938         583
-------------------------------------------------------------------------------------
           REAL ESTATE/CONSTRUCTION--.9%
     150M  Continental Homes Holding Corp., 10%, 2006             154,500          86
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--9.2%
     450M  American Communication Services, Inc., 0%-13%,
             2005                                                 268,875         149
     500M  Brooks Fiber Properties, Inc., 0%-10.875%, 2006        341,250         190
     500M  Comcast Cellular Corp., 9.50%, 2007 (Note 4)           503,125         280
     200M  InterCel, Inc., 0%-12%, 2006                           124,750          69
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
PRINCIPAL                                                                    INVESTED
  AMOUNT                                                                     FOR EACH
      OR                                                                   $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS (continued)
$    400M  McCaw International, Ltd, 0%-13%, 2007 (Note 4)    $   190,000     $   106
     200M  Qwest Communications International, Inc.,
             10.875%, 2007 (Note 4)                               218,500         121
-------------------------------------------------------------------------------------
                                                                1,646,500         915
-------------------------------------------------------------------------------------
           TRANSPORTATION--3.7%
     300M  Moran Transportation Co., 11.75%, 2004                 333,000         185
     350M  Trism, Inc., 10.75%, 2000                              339,500         189
-------------------------------------------------------------------------------------
                                                                  672,500         374
-------------------------------------------------------------------------------------
           TOTAL VALUE OF CORPORATE BONDS (cost $15,612,948)   16,252,253       9,039
-------------------------------------------------------------------------------------
           COMMON STOCKS--.2%
           MEDIA/CABLE TELEVISION
   2,203   *Echostar Communications Corp. - Class "A"
             (cost $0)                                             34,422          19
-------------------------------------------------------------------------------------
           PREFERRED STOCKS--5.7%
           FINANCIAL--1.9%
   3,000   California Federal Bank, 10.625%, Series "B"           334,500         186
-------------------------------------------------------------------------------------
           MEDIA/CABLE TELEVISION--1.7%
     254   PanAmSat Capital Corp., 12.75%, PIK                    314,786         175
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--2.1%
   9,000   S.D. Warren Co., Inc., 14%, Series "B"                 387,000         215
-------------------------------------------------------------------------------------
           TOTAL VALUE OF PREFERRED STOCKS (cost $812,114)      1,036,286         576
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1997

-------------------------------------------------------------------------------------
                                                                               AMOUNT
WARRANTS                                                                     INVESTED
      OR                                                                     FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           WARRANTS--.4%
           GAMING/LODGING--.0%
     200   *Goldriver Finance Corp., Liquidating Trust        $        --     $    --
-------------------------------------------------------------------------------------
           MINING/METALS--.0%
     200   *Gulf State Steel Acquistion Corp. (expiring
             4/15/03) (Note 4)                                          2          --
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--.3%
   9,000   *S.D. Warren Co., Inc. (expiring 12/15/06) (Note
             4)                                                    45,000          25
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--.1%
     450   *American Communication Services, Inc. (expiring
             11/1/05) (Note 4)                                     21,375          12
-------------------------------------------------------------------------------------
           TOTAL VALUE OF WARRANTS (cost $0)                       66,377          37
-------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--1.4%
$    250M  McCormick & Company, Inc., 6.05%, 7/1/97
             (cost $250,000)                                      250,000         139
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $16,675,062)          98.1%   17,639,338       9,810
OTHER ASSETS, LESS LIABILITIES                          1.9       340,850         190
-------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $17,980,188     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1997

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            MUNICIPAL BONDS--100.1%
            ALABAMA--1.7%
$     250M  Coffee Cnty. Public Bldg. Authority, 6.10%,
              9/1/2016                                         $   259,062     $   166
--------------------------------------------------------------------------------------
            ARIZONA--3.3%
      250M  Maricopa County Development Authority Hosp. Facs.
              Rev., 7%, 12/1/2016                                  295,000         189
      200M  Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
              (Chandler),
              6.25%, 7/1/2011                                      221,500         142
--------------------------------------------------------------------------------------
                                                                   516,500         331
--------------------------------------------------------------------------------------
            CALIFORNIA--10.3%
            Los Angeles County, Calif. Transportation Comm.
              Sales Tax Revenue:
      100M    6.75%, 7/1/2001 *                                    110,500          71
      100M    6.90%, 7/1/2001 *                                    111,125          71
      250M  San Francisco City & County Parking Auth., 7%,
              6/1/2012                                             285,625         183
      500M  San Francisco City & County Redev. Agy. (Moscone
              Ctr.),
              6.75%, 7/1/2015                                      551,875         354
      250M  San Jose Redevelopment Agency, 6%, 8/1/2015            268,750         173
      250M  Santa Ana Fin. Auth. Lease Rev., 6.25%, 7/1/2015       274,375         176
--------------------------------------------------------------------------------------
                                                                 1,602,250       1,028
--------------------------------------------------------------------------------------
            COLORADO--2.5%
      350M  Roaring Fork General Obligation, 6.60%,
              6/15/2004 *                                          391,125         251
--------------------------------------------------------------------------------------
            CONNECTICUT--2.7%
      400M  Connecticut Special Tax Oblig. Rev., 6.10%,
              10/1/2011                                            424,000         272
--------------------------------------------------------------------------------------
            DELAWARE--.9%
      130M  Delaware Cnty. Hosp. Auth. (Ball Memorial Hosp.),
              6.625%, 8/1/2006                                     140,725          90
--------------------------------------------------------------------------------------
            FLORIDA--8.5%
      335M  Cocoa, Fla. Water & Sewer Revenue, 5.75%,
              10/1/2017                                            340,444         219
      500M  Halifax, Florida Hospital, 5.25%, 10/1/2015            481,875         309
      500M  Pensecola, Florida Airport Revenue, 5.60%,
              10/1/2017                                            503,125         323
--------------------------------------------------------------------------------------
                                                                 1,325,444         851
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1997

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            GEORGIA--.7%
$     100M  Cherokee County Water & Sewer Auth. Rev., 7.10%,
              8/1/2000 *                                       $   109,500     $    70
--------------------------------------------------------------------------------------
            ILLINOIS--11.3%
      500M  Chicago Board of Education, 6.25%, 12/1/2012           548,750         352
      500M  Chicago General Obligation, 6%, 1/1/2010               531,875         341
      500M  Illinois Dev. Fin. Auth. (Rockford School 205),
              6.55%, 2/1/2009                                      561,875         361
      100M  Will County School District General Obligation,
              7.10%, 12/1/2009                                     118,125          76
--------------------------------------------------------------------------------------
                                                                 1,760,625       1,130
--------------------------------------------------------------------------------------
            MAINE--1.8%
      250M  Maine Municipal Bond Bank, 6.50%, 11/1/2014            273,437         176
--------------------------------------------------------------------------------------
            MASSACHUSETTS--3.4%
      500M  Mass. Bay Transportation Authority Gen. Sys.
              Rev., 5.80%, 3/1/2013                                527,425         339
--------------------------------------------------------------------------------------
            MICHIGAN--1.9%
    1,000M  Howell Public Schools General Obligation, Zero
              Coupon, 5/1/2006 *                                   296,250         190
--------------------------------------------------------------------------------------
            MISSOURI--5.0%
      200M  Liberty, Mo., Sewer System Revenue, 6.15%,
              2/1/2015                                             212,750         137
      500M  Missouri State Health & Educational Facilities
              Auth. (BJC Health System), 6.75%, 5/15/2010          572,500         367
--------------------------------------------------------------------------------------
                                                                   785,250         504
--------------------------------------------------------------------------------------
            NEW JERSEY--5.6%
      350M  New Jersey Economic Development Authority Rev.,
              5.50%, 5/1/2017                                      348,687         224
      485M  New Jersey Housing & Mortgage Fin. Rev., 6.55%,
              10/1/2010                                            517,737         332
--------------------------------------------------------------------------------------
                                                                   866,424         556
--------------------------------------------------------------------------------------
            NEW YORK--2.0%
      290M  New York City Municipal Water Fin. Auth. Rev.,
              5.875%, 6/15/2001 *                                  306,313         197
--------------------------------------------------------------------------------------
            NORTH CAROLINA--4.3%
      250M  Gaston, North Carolina Certificate of
              Participation, 5.25%, 12/1/2016                      241,563         155
      430M  North Carolina Central Univ. Hsg. Rev., 5.75%,
              11/1/2015                                            436,988         280
--------------------------------------------------------------------------------------
                                                                   678,551         435
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            OHIO--1.6%
$     250M  Lorain County, Ohio Hosp. Rev. (Catholic
              Healthcare Partners),
              5.625%, 9/1/2014                                 $   250,625     $   161
--------------------------------------------------------------------------------------
            OKLAHOMA--3.5%
      500M  Grand River Dam Authority Revenue,
              6.25%, 6/1/2011                                      552,500         355
--------------------------------------------------------------------------------------
            OREGON--4.9%
      500M  Oregon State Dept. of Administrative Services,
              Cert. of Partic.,
              5.65%, 5/1/2012                                      508,125         326
      250M  Tillamook County, Oregon General Obligation,
              5.60%, 1/15/2012                                     255,000         164
--------------------------------------------------------------------------------------
                                                                   763,125         490
--------------------------------------------------------------------------------------
            PENNSYLVANIA--7.3%
      525M  Erie, Pennsylvania General Obligation, 5.75%,
              5/15/2013                                            536,156         344
      200M  Jeannette, Pa. School District General
              Obligation, 6.65%, 6/1/2001 *                        215,750         138
      350M  Philaldelphia Water & Wastewater Rev., 6.25%,
              8/1/2012                                             382,375         245
--------------------------------------------------------------------------------------
                                                                 1,134,281         727
--------------------------------------------------------------------------------------
            PUERTO RICO--6.6%
      400M  Puerto Rico Commonwealth Hwy. & Transn. Auth.
              Rev., 6.25%, 7/1/2014                                445,000         286
      545M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl.
              Facs., 6.25%, 7/1/2016                               582,469         374
--------------------------------------------------------------------------------------
                                                                 1,027,469         660
--------------------------------------------------------------------------------------
            RHODE ISLAND--1.4%
      200M  Rhode Island Convention Center Authority Series
              "A", 6.70%, 5/15/2001 *                              219,000         141
--------------------------------------------------------------------------------------
            TEXAS--8.9%
      505M  Austin, Texas Utility System Rev., 6%, 11/15/2013      542,244         348
      500M  Harris County General Obligation, 6.50%,
              8/15/2013                                            562,695         361
      250M  Houston, Water Conveyance System Cert.of Part.,
              6.25%, 12/15/2012                                    275,625         177
--------------------------------------------------------------------------------------
                                                                 1,380,564         886
--------------------------------------------------------------------------------------
            TOTAL VALUE OF MUNICIPAL BONDS (cost $14,584,587)   15,590,445      10,006
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1997

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
$     100M  Valdez Alaska Marine Terminal (Exxon Pipeline Co.
              Project A),
            4.00%  **
              (cost $100,000)                                  $   100,000     $    64
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $14,684,587)          100.7%   15,690,445      10,070
EXCESS OF LIABILITIES OVER OTHER ASSETS                  (.7)     (109,063)        (70)
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $15,581,382     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. Interest rate shown is the rate in effect at June 30, 1997.

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
EXECUTIVE INVESTORS TRUST
June 30, 1997

------------------------------------------------------------------------------
                                           BLUE CHIP   HIGH YIELD  INSURED TAX
                                                FUND         FUND  EXEMPT FUND
------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $ 2,111,100  $16,675,062  $14,684,587
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
  At value (Note 1A)...................  $ 2,857,160  $17,639,338  $15,690,445
Cash...................................       65,655      255,095       22,282
Receivables:
  Interest and dividends...............        1,914      331,542      228,694
  Trust shares sold....................          674        3,351           95
  Investment securities sold...........        9,974           --      204,074
Other assets...........................            4        4,966           17
                                         -----------  -----------  -----------
Total Assets...........................    2,935,381   18,234,292   16,145,607
                                         -----------  -----------  -----------
LIABILITIES
Payables:
  Trust shares redeemed................          100       99,879       11,340
  Investment securities purchased......       15,068           --      486,709
  Dividend payable.....................           --      125,367       61,258
Accrued expenses.......................        3,639       21,343        1,696
Accrued advisory fee...................          596        7,515        3,222
                                         -----------  -----------  -----------
Total Liabilities......................       19,403      254,104      564,225
                                         -----------  -----------  -----------
NET ASSETS.............................  $ 2,915,978  $17,980,188  $15,581,382
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
NET ASSETS CONSIST OF:
Capital paid in........................  $ 2,026,714  $22,058,057  $14,564,308
Undistributed net investment income....        9,687      176,308        2,635
Accumulated net realized gain (loss) on
  investment transactions..............      133,517   (5,218,453)       8,581
Net unrealized appreciation in value of
  investments..........................      746,060      964,276    1,005,858
                                         -----------  -----------  -----------
Total..................................  $ 2,915,978  $17,980,188  $15,581,382
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING..........................      136,344    2,272,588    1,122,650
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE
  (Net assets divided by trust shares
  outstanding).........................  $     21.39  $      7.91  $     13.88
                                         -----------        -----  -----------
                                         -----------        -----  -----------
MAXIMUM OFFERING PRICE PER SHARE
  (Net asset value/.9525)*.............  $     22.46  $      8.30  $     14.57
                                         -----------        -----  -----------
                                         -----------        -----  -----------

* On purchases of $100,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
EXECUTIVE INVESTORS TRUST

----------------------------------------------------------------
                                              BLUE CHIP FUND
                                          ----------------------
                                           1/1/97 TO   1/1/96 TO
                                             6/30/97    12/31/96
----------------------------------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income.................  $   14,140  $   22,997
  Net realized gain (loss) on
    investments.........................     133,517     118,654
  Net unrealized appreciation
    (depreciation) of investments.......     248,340     199,645
                                          ----------  ----------
    Net increase in net assets resulting
      from operations...................     395,997     341,296
                                          ----------  ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.................      (5,815)    (24,266)
  Net realized gains....................          --    (118,654)
                                          ----------  ----------
    Total distributions.................      (5,815)   (142,920)
                                          ----------  ----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold.............     381,435     602,423
  Value of distributions reinvested.....       5,464     137,288
  Cost of shares redeemed...............     (21,338)   (204,360)
                                          ----------  ----------
  Net increase from trust share
    transactions........................     365,561     535,351
                                          ----------  ----------
    Net increase in net assets..........     755,743     733,727
NET ASSETS
  Beginning of period...................   2,160,235   1,426,508
                                          ----------  ----------
  End of period+........................  $2,915,978  $2,160,235
                                          ----------  ----------
                                          ----------  ----------
+Includes undistributed net investment
 income of..............................  $    9,687  $    1,362
                                          ----------  ----------
                                          ----------  ----------
(a)TRUST SHARES ISSUED AND REDEEMED
  Sold..................................      19,450      34,030
  Issued for distributions reinvested...         291       7,503
  Redeemed..............................      (1,087)    (11,252)
                                          ----------  ----------
  Net increase in trust shares..........      18,654      30,281
                                          ----------  ----------
                                          ----------  ----------

                       See notes to financial statements

--------------------------------------------------------------------------------------------
                                                                            INSURED
                                              HIGH YIELD FUND           TAX EXEMPT FUND
                                          ------------------------  ------------------------
                                            1/1/97 TO    1/1/96 TO    1/1/97 TO    1/1/96 TO
                                              6/30/97     12/31/96      6/30/97     12/31/96
----------------------------------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income.................  $   775,753  $ 1,513,831  $   370,608  $   722,050
  Net realized gain (loss) on
    investments.........................     (123,060)    (139,925)       8,581      120,145
  Net unrealized appreciation
    (depreciation) of investments.......      148,055      707,493       51,068     (215,936)
                                          -----------  -----------  -----------  -----------
    Net increase in net assets resulting
      from operations...................      800,748    2,081,399      430,257      626,259
                                          -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income.................     (753,374)  (1,455,005)    (369,971)    (722,005)
  Net realized gains....................           --           --           --     (120,145)
                                          -----------  -----------  -----------  -----------
    Total distributions.................     (753,374)  (1,455,005)    (369,971)    (842,150)
                                          -----------  -----------  -----------  -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold.............    2,202,363    2,505,007      817,425    3,948,019
  Value of distributions reinvested.....      281,265      618,840      178,639      520,606
  Cost of shares redeemed...............   (1,324,134)  (2,649,367)    (883,397)  (2,186,795)
                                          -----------  -----------  -----------  -----------
  Net increase from trust share
    transactions........................    1,159,494      474,480      112,667    2,281,830
                                          -----------  -----------  -----------  -----------
    Net increase in net assets..........    1,206,868    1,100,874      172,953    2,065,939
NET ASSETS
  Beginning of period...................   16,773,320   15,672,446   15,408,429   13,342,490
                                          -----------  -----------  -----------  -----------
  End of period+........................  $17,980,188  $16,773,320  $15,581,382  $15,408,429
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------
+Includes undistributed net investment
  income of.............................  $   176,308  $   153,929  $     2,635  $     1,998
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------
(a)TRUST SHARES ISSUED AND REDEEMED
  Sold..................................      280,632      322,959       58,963      286,274
  Issued for distributions reinvested...       36,022       79,911       13,013       37,872
  Redeemed..............................     (169,299)    (341,193)     (64,277)    (159,446)
                                          -----------  -----------  -----------  -----------
  Net increase in trust shares..........      147,355       61,677        7,699      164,700
                                          -----------  -----------  -----------  -----------
                                          -----------  -----------  -----------  -----------

                       See notes to financial statements

STATEMENT OF OPERATIONS
EXECUTIVE INVESTORS TRUST
Six Months Ended June 30, 1997

---------------------------------------------------------------------------
                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
---------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $   5,579  $  831,568  $   427,721
  Dividends (Note 1F)..................     18,023      33,856           --
  Consent fees.........................         --      18,025           --
                                         ---------  ----------  -----------
Total income...........................     23,602     883,449      427,721
                                         ---------  ----------  -----------
Expenses (Notes 1 and 3):
  Advisory fee.........................     12,640      86,845       76,128
  Distribution plan expenses...........      6,309      43,423       37,661
  Shareholder servicing costs..........      1,993      12,144        4,067
  Professional fees....................      1,309       7,646        6,678
  Custodian fees.......................      2,469       2,678        2,363
  Reports and notices to
    shareholders.......................        170         951          315
  Other expenses.......................      1,676       7,513        3,823
                                         ---------  ----------  -----------
Total expenses.........................     26,566     161,200      131,035
Less: Expenses waived or assumed.......    (16,093)    (52,108)     (72,159)
     Custodian fees paid indirectly....     (1,011)     (1,396)      (1,763)
                                         ---------  ----------  -----------
Net expenses...........................      9,462     107,696       57,113
                                         ---------  ----------  -----------
Net investment income..................     14,140     775,753      370,608
                                         ---------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain (loss) on
  investments..........................    133,517    (123,060)       8,581
Net unrealized appreciation of
  investments..........................    248,340     148,055       51,068
                                         ---------  ----------  -----------
Net gain on investments................    381,857      24,995       59,649
                                         ---------  ----------  -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $ 395,997  $  800,748  $   430,257
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
EXECUTIVE INVESTORS TRUST

1. SIGNIFICANT ACCOUNTING POLICIES--The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of unlimited shares of beneficial interest of the Blue Chip Fund, the High Yield Fund, and the Insured Tax Exempt Fund, and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

BLUE CHIP FUND seeks high total investment return consistent with the preservation of capital.

HIGH YIELD FUND primarily seeks high current income and secondarily seeks capital appreciation.

INSURED TAX EXEMPT FUND seeks to provide a high level of interest income which is exempt from federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Trust's officers in a manner specifically authorized by the trustees.

Securities in the Blue Chip and High Yield Funds may also be priced by a pricing service which uses quotations obtained from investment dealers or brokers, and other available information in determining value.

The municipal bonds in which the Insured Tax Exempt Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily on the basis of valuations provided by a pricing service approved by the Board of Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers in determining value. "When Issued Securities" are reflected in the assets of the Fund as of the date the securities are purchased.

The municipal bonds held by the Insured Tax Exempt Fund are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Fund to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities based on the value of similar securities which are not in default. The Fund may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Trust to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve it from all, or substantially all, federal income taxes. At June 30, 1997, the High Yield Fund had capital loss carryovers of $4,971,915 of which $3,364,392 expires in 1998, $1,286,892 expires in 1999, $211,168 expires in 2003 and $109,463 expires in 2004.

C. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

NOTES TO FINANCIAL STATEMENTS
EXECUTIVE INVESTORS TRUST

D. Distributions to Shareholders--Dividends from net investment income to the shareholders of the High Yield Fund and the Insured Tax Exempt Fund are generally declared daily and paid monthly. Dividends from net investment income of the Blue Chip Fund are generally declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post October losses.

E. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. During the six months ended June 30, 1997, the High Yield Fund recognized $17,919 of dividend income from these taxable "pay in kind" distributions. The Funds' custodian has provided credits in the amount of $4,170 against custodian charges based on the uninvested cash balances of the Funds.

2. SECURITY TRANSACTIONS--For the six months ended June 30, 1997, purchases and sales of securities other than short-term tax exempt investments and short-term corporate notes, were as follows:

                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
                                         ---------  ----------  -----------
Cost of purchases......................  $1,201,233 $4,417,066  $ 8,802,461
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
Proceeds of sales......................  $ 858,843  $3,320,615  $ 8,350,237
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------

At June 30, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                         BLUE CHIP  HIGH YIELD  INSURED TAX
                                              FUND        FUND  EXEMPT FUND
                                         ---------  ----------  -----------
Aggregate cost.........................  $2,111,100 $16,689,867 $14,684,587
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------
Gross unrealized appreciation..........  $ 764,331  $1,132,919  $ 1,010,835
Gross unrealized depreciation..........     18,271     183,448        4,977
                                         ---------  ----------  -----------
Net unrealized appreciation............  $ 746,060  $  949,471  $ 1,005,858
                                         ---------  ----------  -----------
                                         ---------  ----------  -----------

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and trustees of the Trust are officers and directors of its investment adviser, Executive Investors Management Company, Inc. ("EIMCO"), its underwriter, Executive Investors Corporation ("EIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Trust's Individual Retirement Accounts. Officers and trustees received no remuneration from the Trust for serving in such capacities. Their remuneration (together with certain other expenses of the Trust) is paid by EIMCO or First Investors Corporation ("FIC"), an affiliated dealer.

The Investment Advisory Agreement provides as compensation to EIMCO an annual fee, payable monthly, at the rate of 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The total advisory fees earned by EIMCO from all Funds was $175,613 of which $109,999 was waived. In addition, expenses of $12,799 were assumed by EIMCO.

For the six months ended June 30, 1997, EIC, as underwriter of the Trust, received $14,362 in commissions from the sale of Trust shares, after allowing $90,659 to other dealers. Shareholder servicing costs included $14,476 in transfer agent fees accrued to ADM and $1,458 in IRA custodian fees accrued to FFS.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay a fee equal to .50% of its average net assets on an annualized basis each fiscal year, payable quarterly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. Total distribution plan fees accrued to EIC amounted to $87,393 (of which $17,562 was waived).

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1997, the Blue Chip and High Yield Funds held one and eleven 144A securities, respectively, with aggregate values of $11,076 and $2,303,752, respectively. These securities represent .4% and 12.8% of the respective Fund's net assets and are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

FINANCIAL HIGHLIGHTS
EXECUTIVE INVESTORS TRUST

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------
                                                    P E R    S H A R E    D A T A
                        --------------------------------------------------------------------------------------

                                     INCOME FROM INVESTMENT OPERATIONS       LESS DISTRIBUTIONS
                        NET ASSET ----------------------------------------          FROM
                            VALUE               NET REALIZED                 -------------------
                        ---------        NET  AND UNREALIZED    TOTAL FROM          NET      NET
                        BEGINNING INVESTMENT  GAIN (LOSS) ON    INVESTMENT   INVESTMENT REALIZED         TOTAL
                        OF PERIOD     INCOME     INVESTMENTS    OPERATIONS       INCOME    GAINS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1992................... $   13.49 $      .25 $           .30   $       .55   $      .26 $     -- $         .26
1993...................     13.78        .23             .88          1.11          .23      .59           .82
1994...................     14.07        .24            (.41)         (.17)         .22      .93          1.15
1995...................     12.75        .30            4.30          4.60          .29      .74          1.03
1996...................     16.32        .22            3.13          3.35          .24     1.07          1.31
1/1/97 to 6/30/97......     18.36        .10            2.98          3.08          .05       --           .05
--------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1992................... $    7.10 $      .80 $           .29   $      1.09   $      .76 $     -- $         .76
1993...................      7.43        .72             .50          1.22          .76       --           .76
1994...................      7.89        .70            (.87)         (.17)         .74       --           .74
1995...................      6.98        .70             .58          1.28          .67       --           .67
1996...................      7.59        .72             .28          1.00          .70       --           .70
1/1/97 to 6/30/97......      7.89        .35             .01           .36          .34       --           .34
--------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1992................... $   12.39 $      .74 $           .59   $      1.33   $      .72 $    .17 $         .89
1993...................     12.83        .71            1.27          1.98          .72      .32          1.04
1994...................     13.77        .68           (1.23)         (.55)         .69       --           .69
1995...................     12.53        .72            1.80          2.52          .73      .28          1.01
1996...................     14.04        .66            (.10)          .56          .67      .11           .78
1/1/97 to 6/30/97......     13.82        .34             .06           .40          .34       --           .34
--------------------------------------------------------------------------------------------------------------

(a) Annualized
* Calculated without sales charges.
+ Net of expenses waived or assumed (Note 3).
++ Average commission rate (per share of security) as required by amended disclosure requirements effective in 1996.

                       See notes to financial statements

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------------
                                                    R A T I O S / S U P P L E M E N T A L    D A T A
                                  ------------------------------------------------------------------------------------
                        ---------

                                                             RATIO TO AVERAGE NET         RATIO TO AVERAGE NET ASSETS
                                                                                                    BEFORE
                                                                    ASSETS+               EXPENSES WAIVED OR ASSUMED
                        NET ASSET                          -------------------------     -----------------------------
                            VALUE   TOTAL                                        NET                               NET
                        ---------  RETURN       NET ASSETS                INVESTMENT                        INVESTMENT
                              END       *    END OF PERIOD EXPENSES           INCOME        EXPENSES            INCOME
                        OF PERIOD     (%)   (IN THOUSANDS)      (%)              (%)             (%)               (%)
----------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1992................... $   13.78    4.13   $          786      .41             1.95            2.55              (.19)
1993...................     14.07    8.13              956      .50             1.63            2.30              (.17)
1994...................     12.75   (1.21)           1,041      .50             1.82            2.54              (.22)
1995...................     16.32   36.30            1,427      .50             1.99            2.20               .29
1996...................     18.36   20.62            2,160      .75             1.33            2.28              (.20)
1/1/97 to 6/30/97......     21.39   16.78            2,916      .75(a)          1.12(a)         2.10(a)           (.23)(a)
----------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1992................... $    7.43   16.89   $       10,491     1.29            10.72            2.10              9.90
1993...................      7.89   17.04           14,231     1.34             9.49            1.95              8.88
1994...................      6.98   (2.32)          15,142     1.33             9.45            1.88              8.90
1995...................      7.59   19.08           15,672     1.35             9.52            1.90              8.97
1996...................      7.89   13.69           16,773     1.22             9.38            1.82              8.78
1/1/97 to 6/30/97......      7.91    4.72           17,980     1.26(a)          8.93(a)         1.86(a)           8.33(a)
----------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1992................... $   12.83   11.03   $        5,875      .47             5.88            1.89              4.47
1993...................     13.77   15.74            9,447      .50             5.29            1.68              4.11
1994...................     12.53   (3.95)          10,363      .50             5.39            1.80              4.09
1995...................     14.04   20.53           13,342      .50             5.35            1.74              4.11
1996...................     13.82    4.11           15,408      .75             4.85            1.71              3.89
1/1/97 to 6/30/97......     13.88    2.91           15,581      .75(a)          4.87(a)         1.72(a)           3.90(a)
----------------------------------------------------------------------------------------------------------------------


                           PORTFOLIO     AVERAGE
                            TURNOVER  COMMISSION
                                RATE        RATE
                                 (%)          ++
-----------------------------------------------------------
BLUE CHIP FUND
1992...................           50  $       --
1993...................           47          --
1994...................           89          --
1995...................           33          --
1996...................           50       .0689
1/1/97 to 6/30/97......           39       .0668
-----------------------------------------------------------------------
HIGH YIELD FUND
1992...................           83  $       --
1993...................           89          --
1994...................           53          --
1995...................           69          --
1996...................           27          --
1/1/97 to 6/30/97......           20          --
-----------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1992...................          131  $       --
1993...................           97          --
1994...................          215          --
1995...................          147          --
1996...................          116          --
1/1/97 to 6/30/97......           57          --
-----------------------------------------------------------------------------------------------

(a) Annualized
* Calculated without sales charges.
+ Net of expenses waived or assumed (Note 3).
++ Average commission rate (per share of security) as required by amended disclosure requirements effective in 1996.

                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Trustees of
Executive Investors Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Blue Chip, High Yield and Insured Tax Exempt Funds (comprising Executive Investors Trust), as of June 30, 1997, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip, High Yield and Tax Exempt Funds at June 30, 1997, and the results of their operations, changes in their net assets and financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1997

EXECUTIVE INVESTORS TRUST

TRUSTEES
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

GEORGE V. GANTER
Vice President

PATRICIA D. POITRA
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------

INVESTMENT ADVISER
EXECUTIVE INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
EXECUTIVE INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Trust's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

EXECUTIVE
INVESTORS
TRUST

BLUE CHIP FUND
HIGH YIELD FUND
INSURED TAX EXEMPT FUND


SEMI-
ANNUAL
REPORT



JUNE 30, 1997


Vertically reading from bottom to top in the center of the page the words "EXECUTIVE INVESTORS" appear.

The following appears in a box to the left of the above language:

EXECUTIVE INVESTORS

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your registered representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

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EIHY107